Purchase-leaseback Transactions	12 Months Ended
Dec. 31, 2012
Purchase-leaseback Transactions
(5)	Purchase-leaseback Transactions

In 2011, the Company completed purchase-leaseback transactions for approximately 25,200 containers with a shipping line for a total purchase price of $29,027. The purchase price and leaseback rental rates were below market rates. The prepayment of the leases by the lessee by selling the containers at below-market prices to the company was recorded as follows:

Containers, net of accumulated depreciation	$36,131
Deferred revenue—operating lease contracts	(7,104)

Purchase price	$29,027

The deferred revenue was recorded as deferred revenue and other on the consolidated balance sheets and is being amortized to lease rental income so as to produce even revenue recognition over the terms of the respective leases. The balance of deferred revenue, included in deferred revenue and other, related to these purchase-leaseback transactions as of December 31, 2012 and 2011 of $1,039 and $7,381, respectively, reflects reductions resulting from the amortization of the deferred revenue recorded at the time of purchase and reversals of deferred revenue related to containers that were returned by the lessee since the origination of the purchase-leaseback transactions that have been sold.